General information	3 Months Ended
Mar. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
General information
Background and Formation

On June 28, 2012, Seadrill Limited (“Seadrill”) formed Seadrill Partners LLC (the “Company”) under the laws of the Republic of the Marshall Islands.

On October 24, 2012, the Company completed its initial public offering of its common units ("IPO"), in which the Company sold 10,062,500 common units representing limited liability company interests in the Company to the public at a price of $22.00 per unit, raising gross proceeds of $221.4 million. Net proceeds from the offering were $202.6 million, after deducting underwriting discounts, commissions, and structuring fees and expenses of $18.8 million. As part of this transaction, the Company issued to Seadrill 14,752,525 common units and 16,543,350 subordinated units. The Company’s common units are listed on the New York Stock Exchange (“NYSE”) under the symbol “SDLP”. In addition, the Company issued to Seadrill Member LLC, a wholly owned subsidiary of Seadrill, the Seadrill Member interest, which is a non economic limited liability company interest in the Company, and all of the Company's incentive distribution rights.

On October 24, 2012, in connection with the Company's IPO, the Company acquired in return for the issuance of common and subordinated units to Seadrill and the net proceeds received from the IPO (i) a 30% limited partner interest in Seadrill Operating LP, as well as the non-economic general partner interest in Seadrill Operating LP through the Company's 100% ownership of its general partner, Seadrill Operating GP LLC, and (ii) a 51% limited liability company interest in Seadrill Capricorn Holdings LLC. Seadrill Operating LP owned: (i) a 100% interest in the entities that own the West Aquarius and the West Vencedor and (ii) an approximate 56% interest in the entity that owns and operates the West Capella. Seadrill Capricorn Holdings LLC owned 100% of the entities that own and operate the West Capricorn.
On May 17, 2013, the Company's wholly owned subsidiary, Seadrill Partners Operating LLC, acquired from Seadrill a 100% ownership interest in the entities that own and operate the tender rig T-15.
On October 18, 2013, Seadrill Partners Operating LLC, acquired from Seadrill a 100% ownership interest in the entity that owns the tender rig T-16. As consideration for the purchase, the Company issued 3,310,622 common units to Seadrill.
On December 13, 2013, the Company completed the acquisition of the entities that own and operate the ultra-deepwater semi-submersible rigs, the West Sirius and West Leo. The West Sirius was acquired by Seadrill Capricorn Holdings LLC (51% owned by the Company) and the West Leo was acquired by Seadrill Operating LP (30% owned by the Company). In order to finance the acquisitions, the Company issued 12,880,000common units to the public and 3,394,916 common units to Seadrill.

These transactions that occurred prior to the IPO and through December 31, 2013 described above, have been reflected as a reorganization of entities under common control and therefore the assets and liabilities acquired from Seadrill have been recorded at historical cost by the Company. See further discussion below for the impact on the period ending March 31, 2013.

On March 21, 2014, the Company completed the acquisition of the companies that own and operate the drillship, the West Auriga. The West Auriga was acquired by Seadrill Capricorn Holdings LLC (51% owned by the Company). In order to finance the acquisition, the Company issued 11,960,000 common units to the public and 1,633,987 common units to Seadrill.

Seadrill Operating LP, Seadrill Capricorn Holdings LLC and Seadrill Partners Operating LLC are collectively referred to as “OPCO”.
At March 31, 2014, Seadrill owned 53.2% of the outstanding common and subordinated units of the Company.

Basis of presentation

The unaudited interim consolidated and combined carve-out financial statements are presented in accordance with accounting principles generally accepted in the United States of America (US GAAP). The amounts are presented in United States dollar (US dollar) rounded to the nearest hundred thousand, unless stated otherwise.

The unaudited interim condensed consolidated and combined carve-out financial statements do not include all of the disclosures required in complete annual financial statements. These interim financial statements should be read in conjunction with our annual consolidated and combined carve-out financial statements as of December 31, 2013 filed on Form 20-F (our “audited 2013 financial statements”). The year-end balance sheet data was derived from our audited 2013 financial statements, but does not include all disclosures required by US GAAP. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement have been included. Preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies

The accounting policies adopted in the preparation of the unaudited interim financial statements are consistent with those followed in the preparation of our annual audited consolidated financial statements for the year ended December 31, 2013, unless otherwise included in these unaudited interim financial statements as separate disclosures.

Business combinations between entities under common control
Reorganization of entities under common control is accounted for similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The excess of the proceeds paid, if any, over the historical cost of the combining entity is accounted for as a change in equity. In addition re-organization of entities under common control is accounted for as if the transfer occurred from the date that both the combining entity and combined entity were both under the common control of Seadrill. Therefore, the Company’s financial statements prior to the date the interests in the combining entity were actually acquired are retroactively adjusted to include the results of the combined entities during the periods it was under common control of Seadrill.
The acquisitions of the entities that own and operate the T-15, T16, West Leo and West Sirius in 2013 from Seadrill Limited were accounted for under this method. The effects of adjusting the Company’s financial statements for the three months ended March 31, 2013, to account for the common control transactions relating to the acquisitions of the entities that own and operate the T-15, T-16, West Leo and West Sirius were an increase in total operating revenues of $83.5 million and an increase in net income of $24.4 million. Of the $24.4 million, $10.6 million was deemed attributable to the equity holders of Seadrill Partners and $13.8 million was deemed attributable to non-controlling interests. The $10.6 million attributable to the equity holders of Seadrill Partners was allocated to the Seadrill Member interest in the unaudited interim consolidated and combined carve-out statement of changes in members' capital.
As of January 2, 2014, the date of the Company's first annual general meeting, Seadrill ceased to control the Company in accordance with US GAAP and therefore Seadrill Partners and Seadrill are no longer be deemed to be entities under common control.

Business combinations

The Company applies the acquisition method of accounting for business combinations. The acquisition method requires the total of the purchase price of acquired businesses and any non-controlling interest recognized to be allocated to the identifiable tangible and intangible assets and liabilities acquired at fair value, with any residual amount being recorded as goodwill as of the acquisition date. Costs associated with the acquisition are expensed as incurred. See Note 5 for further discussion on business acquisitions.